LEASES - Lease cost (Details) - 12 months ended Dec. 31, 2019	USD ($)	CNY (¥)
LEASES
Operating lease cost	$ 230,736	¥ 1,606,340
Cost of other leases with terms less than one year	11,812	82,232
Total	$ 242,548	¥ 1,688,572